Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Current Assets	Other Current Assets:

	2021	2020
Prepaid expenses	Ps. 1,805	Ps. 1,622
Agreements with customers	111	115
Others	2	7
	Ps. 1,918	Ps. 1,744

Summary of Prepaid Expenses
Prepaid expenses as of December 31, 2021 and 2020 are as follows:

	2021	2020
Advances for inventories	Ps. 1,627	Ps. 1,503
Advertising and promotional expenses paid in advance	105	92
Prepaid insurance	73	27
	Ps. 1,805	Ps. 1,622

Summary of Other Current Financial Assets	Other Current Financial Assets:

	2021	2020
Restricted cash	Ps. 239	Ps. 74
Derivative financial instruments (See Note 19)	692	404
	Ps. 931	Ps. 478